TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 5.4%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County, (Belmont University),
                   6.40%, 12/1/19                            $ 1,051,240
      1,500        Metropolitan Government of Nashville and
                   Davidson County, (Vanderbilt
                   University), 5.00%, 10/1/28                 1,497,285
------------------------------------------------------------------------
                                                             $ 2,548,525
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.9%
------------------------------------------------------------------------
     $1,000        Johnson, School District Sales Tax,
                   (AMBAC), Prerefunded to 5/1/06,
                   6.70%, 5/1/21                             $ 1,146,110
      1,500        Shelby County, (Lebonheur Children's
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.50%, 8/15/12                              1,640,685
------------------------------------------------------------------------
                                                             $ 2,786,795
------------------------------------------------------------------------
Hospital -- 6.5%
------------------------------------------------------------------------
     $  250        Knox County, HEFA, (Mercy Health
                   System), 6.50%, 10/1/12                   $   253,735
        750        Metropolitan Government of Nashville and
                   Davidson County, (Charity Obligated
                   Group), 5.125%, 11/1/27                       814,095
      1,000        Montgomery County, (Clarksville Regional
                   Health System), 5.375%, 1/1/28                886,420
      1,000        Sumner County, (Sumner Regional Health
                   Systems), 7.50%, 11/1/14                    1,104,440
------------------------------------------------------------------------
                                                             $ 3,058,690
------------------------------------------------------------------------
Housing -- 9.7%
------------------------------------------------------------------------
     $  750        Knoxville Community Development Corp.,
                   (Clinton Towers), 6.65%, 10/15/10         $   772,207
        750        Metropolitan Government of Nashville and
                   Davidson County, (The Park at
                   Hermitage), 5.90%, 2/1/19                     763,875
      1,000        Tennessee Housing Development Agency,
                   5.375%, 7/1/23                              1,018,930
        985        Tennessee Housing Development Agency,
                   5.85%, 7/1/13                               1,024,676
      1,000        Tennessee Housing Development Agency,
                   (AMT), 5.75%, 7/1/24                        1,020,900
------------------------------------------------------------------------
                                                             $ 4,600,588
------------------------------------------------------------------------
Industrial Development Revenue -- 14.2%
------------------------------------------------------------------------
     $  750        Chattanooga, (E.I. du Pont de Nemours),
                   6.35%, 7/1/22                             $   792,847
        500        Hardeman County, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17              503,260
        500        Humphreys County, (E.I. du Pont de
                   Nemours), (AMT), 6.70%, 5/1/24                533,205
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  395        Knox County, Industrial Development
                   Board Revenue (Melrose Place Ltd.),
                   6.875%, 12/1/14                           $   392,235
      1,000        Loudon County, (Kimberly-Clark), (AMT),
                   6.20%, 2/1/23(1)                            1,034,280
      1,000        Maury County, (Saturn), 6.50%, 9/1/24       1,081,410
        750        McMinn County, (Calhoun Newsprint -
                   Bowater), (AMT), 7.40%, 12/1/22               793,575
        250        Memphis-Shelby County Airport Authority,
                   (Federal Express), 6.75%, 9/1/12              259,435
      1,000        Memphis-Shelby County Airport Authority,
                   (Federal Express), (AMT), 6.20%, 7/1/14     1,019,830
        193        Metropolitan Government of Nashville and
                   Davidson County, (Osco Treatment
                   Systems), (AMT), 6.00%, 5/1/03(2)              73,340
        250        South Fulton County, (Tyson Foods),
                   (AMT), 6.40%, 10/1/20                         258,810
------------------------------------------------------------------------
                                                             $ 6,742,227
------------------------------------------------------------------------
Insured-Education -- 5.1%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County, (Meharry Medical
                   College), (AMBAC), 5.00%, 12/1/24         $   996,520
      1,230        Metropolitan Government of Nashville and
                   Davidson County, (Meharry Medical
                   College), (AMBAC), 6.00%, 12/1/19           1,421,905
------------------------------------------------------------------------
                                                             $ 2,418,425
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.4%
------------------------------------------------------------------------
     $1,000        Lawrenceburg, Electric, (MBIA),
                   6.625%, 7/1/18                            $ 1,232,060
      1,000        Lawrenceburg, Public Building Authority,
                   (Electric System-Public Works), (FSA),
                   5.00%, 7/1/26                                 996,410
      1,750        Madison County Suburban Utility
                   District, (MBIA), 5.00%, 2/1/19             1,764,735
        400        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(3)      438,000
------------------------------------------------------------------------
                                                             $ 4,431,205
------------------------------------------------------------------------
Insured-General Obligations -- 4.9%
------------------------------------------------------------------------
     $1,425        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/19                      $   577,880
      2,500        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/20                          954,800
        500        Lincoln County, (FGIC), 5.25%, 4/1/21         529,320
        250        Putnam County, (FGIC), 5.25%, 4/1/20          265,465
------------------------------------------------------------------------
                                                             $ 2,327,465
------------------------------------------------------------------------
Insured-Hospital -- 8.2%
------------------------------------------------------------------------
     $  500        Bristol, (Bristol Memorial Hospital),
                   (FGIC), 6.75%, 9/1/10                     $   600,345

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $  250        Chattanooga, (Memorial Hospital),
                   (MBIA), 6.625%, 9/1/09                    $   298,233
      1,500        Chattanooga-Hamilton County, (Erlanger
                   Medical Center), (MBIA), 5.00%, 10/1/28     1,488,495
      1,500        Johnson City, Health and Educational
                   Facilities Board, (Johnson City Medical
                   Center), (MBIA), 5.125%, 7/1/25             1,515,750
------------------------------------------------------------------------
                                                             $ 3,902,823
------------------------------------------------------------------------
Insured-Housing -- 2.3%
------------------------------------------------------------------------
     $1,000        Knox County, SCA Realty, MFMR, (FSA),
                   7.125%, 1/1/30                            $ 1,077,670
------------------------------------------------------------------------
                                                             $ 1,077,670
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(3)(4)      $   512,420
------------------------------------------------------------------------
                                                             $   512,420
------------------------------------------------------------------------
Insured-Transportation -- 5.9%
------------------------------------------------------------------------
     $1,500        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.00%, 3/1/24              $ 1,637,190
      1,000        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.50%, 2/15/09               1,149,000
------------------------------------------------------------------------
                                                             $ 2,786,190
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.1%
------------------------------------------------------------------------
     $  350        Metropolitan Government of Nashville and
                   Davidson County, Water System, (AMBAC),
                   Variable Rate, 1/1/22(3)                  $   374,063
      1,000        Metropolitan Government of Nashville and
                   Davidson County, Water System, (FGIC),
                   5.20%, 1/1/13                               1,086,090
------------------------------------------------------------------------
                                                             $ 1,460,153
------------------------------------------------------------------------
Nursing Home -- 2.3%
------------------------------------------------------------------------
     $1,000        Tennessee State Veterans' Homes Board,
                   (Humboldt), 6.65%, 2/1/14                 $ 1,100,150
------------------------------------------------------------------------
                                                             $ 1,100,150
------------------------------------------------------------------------
Pooled Loans -- 3.9%
------------------------------------------------------------------------
     $1,200        Tennessee Local Development Authority,
                   Community Provider, 6.55%, 10/1/23        $ 1,348,896
        500        Tennessee Local Development Authority,
                   State Loan Program, 5.00%, 3/1/15             500,105
------------------------------------------------------------------------
                                                             $ 1,849,001
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 1.7%
------------------------------------------------------------------------
     $  700        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/27(4)(5)    $   782,929
------------------------------------------------------------------------
                                                             $   782,929
------------------------------------------------------------------------
Transportation -- 6.2%
------------------------------------------------------------------------
     $  820        Memphis-Shelby County Airport Authority,
                   6.12%, 12/1/16                            $   781,673
      1,825        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                    1,834,198
        300        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(5)(4)        344,121
------------------------------------------------------------------------
                                                             $ 2,959,992
------------------------------------------------------------------------
Water and Sewer -- 2.1%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County Water System,
                   5.125%, 5/15/26                           $ 1,011,510
------------------------------------------------------------------------
                                                             $ 1,011,510
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $43,301,675)                             $46,356,758
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $ 1,012,217
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $47,368,975
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2001, 46.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.4% to 23.1% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Non-income producing security.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $59,167,965        $39,131,904         $58,862,482        $74,109,415
   Unrealized appreciation           4,115,904          2,828,121           3,438,275          3,446,645
------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $63,283,869        $41,960,025         $62,300,757        $77,556,060
------------------------------------------------------------------------------------------------------------
Cash                               $   260,413        $   148,006         $   560,234        $ 1,250,511
Interest receivable                    739,242            560,699             818,426          1,034,898
Prepaid expenses                           407                256                 390                515
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $64,283,931        $42,668,986         $63,679,807        $79,841,984
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Payable to affiliate for
   Trustees' fees                  $        80        $        80         $        80        $        80
Accrued expenses                        12,603              6,930               7,224             20,842
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    12,683        $     7,010         $     7,304        $    20,922
------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $64,271,248        $42,661,976         $63,672,503        $79,821,062
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $60,155,919        $39,833,855         $60,241,418        $76,375,056
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  4,115,329          2,828,121           3,431,085          3,446,006
------------------------------------------------------------------------------------------------------------
TOTAL                              $64,271,248        $42,661,976         $63,672,503        $79,821,062
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $26,448,675         $80,855,573         $52,077,166            $ 91,339,477
   Unrealized appreciation            1,996,168           1,218,670           4,511,347               8,251,038
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $28,444,843         $82,074,243         $56,588,513            $ 99,590,515
---------------------------------------------------------------------------------------------------------------------
Cash                                $   257,956         $        --         $   266,192            $    158,799
Receivable for investments
   sold                                  80,079                  --              20,000                      --
Interest receivable                     379,925           1,138,695             689,830               1,297,197
Receivable for daily variation
   margin on open financial
   futures contracts                         --                  --                  --                   4,375
Prepaid expenses                            179                 514                 357                     692
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $29,162,982         $83,213,452         $57,564,892            $101,051,578
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                $     2,381         $        --         $        --            $         --
Demand note payable                          --             400,000                  --                      --
Payable for open swap
   contracts                                 --                  --                  --                  18,371
Due to bank                                  --               8,721                  --                      --
Payable to affiliate for
   Trustees' fees                           873                 132               3,231                     140
Accrued expenses                          4,769               7,538              13,269                   8,519
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $     8,023         $   416,391         $    16,500            $     27,030
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $29,154,959         $82,797,061         $57,548,392            $101,024,548
---------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $27,162,568         $81,579,030         $53,044,235            $ 92,800,735
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   1,992,391           1,218,031           4,504,157               8,223,813
---------------------------------------------------------------------------------------------------------------------
TOTAL                               $29,154,959         $82,797,061         $57,548,392            $101,024,548
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $77,463,186           $37,375,474             $43,301,675         $111,141,500
   Unrealized appreciation          4,931,324             2,465,217               3,055,083            9,333,143
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $82,394,510           $39,840,691             $46,356,758         $120,474,643
-------------------------------------------------------------------------------------------------------------------
Cash                              $   346,065           $   384,942             $ 1,930,894         $     95,239
Receivable for investments
   sold                               200,000                    --                      --              100,000
Interest receivable                 1,026,853               583,482                 617,023            1,674,709
Receivable for daily variation
   margin on open financial
   futures contracts                       --                    --                      --                6,250
Prepaid expenses                          514                   229                     283                  725
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $83,967,942           $40,809,344             $48,904,958         $122,351,566
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                      $        --           $        --             $ 1,524,958         $         --
Demand note payable                        --                    --                      --              200,000
Payable for open swap
   contracts                               --                    --                      --               27,557
Payable for when-issued
   securities                              --               982,780                      --                   --
Payable to affiliate for
   Trustees' fees                       3,230                   775                     873                  160
Accrued expenses                       13,574                 4,336                  10,152               20,784
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $    16,804           $   987,891             $ 1,535,983         $    248,501
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $83,951,138           $39,821,453             $47,368,975         $122,103,065
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                    $79,019,814           $37,357,151             $44,319,121         $112,812,063
Net unrealized appreciation
   (computed on the basis of
   identified cost)                 4,931,324             2,464,302               3,049,854            9,291,002
-------------------------------------------------------------------------------------------------------------------
TOTAL                             $83,951,138           $39,821,453             $47,368,975         $122,103,065
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001

                                          ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                     $3,715,118          $2,445,185         $3,703,086          $4,484,361
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $3,715,118          $2,445,185         $3,703,086          $4,484,361
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  210,932          $  103,788         $  204,438          $  283,248
Trustees fees and expenses                        7,970               2,199              7,970               7,970
Legal and accounting services                    23,102              20,833             22,930              25,235
Custodian fee                                    47,590              27,105             39,346              63,386
Miscellaneous                                     8,029               6,748              8,270               8,309
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  297,623          $  160,673         $  282,954          $  388,148
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $   12,423          $    6,710         $   19,427          $   35,514
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $   12,423          $    6,710         $   19,427          $   35,514
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  285,200          $  153,963         $  263,527          $  352,634
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $3,429,918          $2,291,222         $3,439,559          $4,131,727
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  338,553          $   (7,330)        $   98,920          $  583,473
   Financial futures contracts                  (49,461)                 --           (130,133)            (54,644)
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $  289,092          $   (7,330)        $  (31,213)         $  528,829
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $3,377,402          $1,890,452         $3,159,485          $2,699,198
   Financial futures contracts                     (575)                 --             (7,190)               (639)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $3,376,827          $1,890,452         $3,152,295          $2,698,559
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $3,665,919          $1,883,122         $3,121,082          $3,227,388
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $7,095,837          $4,174,344         $6,560,641          $7,359,115
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001

                                          LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
Interest                                      $1,595,449           $4,686,807          $3,492,051             $5,952,584
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $1,595,449           $4,686,807          $3,492,051             $5,952,584
-------------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $   56,715           $  291,983          $  180,758             $  391,470
Trustees fees and expenses                         2,992                8,022              11,121                 10,572
Legal and accounting services                     34,968               25,082              21,378                 27,422
Custodian fee                                     20,467               49,371              35,781                 67,182
Miscellaneous                                      5,892                8,630               8,595                 11,204
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $  121,034           $  383,088          $  257,633             $  507,850
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $    8,126           $   36,966          $   10,509             $   33,136
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $    8,126           $   36,966          $   10,509             $   33,136
-------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $  112,908           $  346,122          $  247,124             $  474,714
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $1,482,541           $4,340,685          $3,244,927             $5,477,870
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $   45,179           $ (338,541)         $ (114,229)            $1,669,095
   Financial futures contracts                  (207,337)             (54,331)           (135,703)              (502,622)
   Interest rate swap contracts                       --                   --                  --                (45,746)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $ (162,158)          $ (392,872)         $ (249,932)            $1,120,727
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $1,875,820           $4,722,692          $3,526,730             $3,138,832
   Financial futures contracts                    (1,732)                (639)             (7,190)                (3,515)
   Interest rate swap contracts                       --                   --                  --                (18,371)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $1,874,088           $4,722,053          $3,519,540             $3,116,946
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN              $1,711,930           $4,329,181          $3,269,608             $4,237,673
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $3,194,471           $8,669,866          $6,514,535             $9,715,543
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001

                                          OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $4,900,316            $2,146,253             $2,616,107          $ 6,754,547
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $4,900,316            $2,146,253             $2,616,107          $ 6,754,547
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  299,759            $   83,778             $  120,323          $   460,505
Trustees fees and expenses                       11,120                 2,894                  2,992               10,593
Legal and accounting services                    25,212                20,799                 20,888               27,596
Custodian fee                                    50,677                28,708                 32,680               71,623
Miscellaneous                                    10,891                 6,915                  6,962               12,711
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  397,659            $  143,094             $  183,845          $   583,028
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    8,827            $   19,489             $   16,221          $    29,326
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    8,827            $   19,489             $   16,221          $    29,326
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  388,832            $  123,605             $  167,624          $   553,702
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $4,511,484            $2,022,648             $2,448,483          $ 6,200,845
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $ (294,985)           $ (258,558)            $  317,833          $  (484,288)
   Financial futures contracts                       --                30,136                (96,134)            (811,198)
   Interest rate swap contracts                      --                    --                     --              (45,480)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $ (294,985)           $ (228,422)            $  221,699          $(1,340,966)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $3,277,277            $2,246,399             $1,816,881          $ 7,527,991
   Financial futures contracts                       --                  (915)                (5,229)              (5,041)
   Interest rate swap contracts                      --                    --                     --              (27,557)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $3,277,277            $2,245,484             $1,811,652          $ 7,495,393
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $2,982,292            $2,017,062             $2,033,351          $ 6,154,427
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $7,493,776            $4,039,710             $4,481,834          $12,355,272
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

  INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
  ---------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  3,429,918        $ 2,291,222        $  3,439,559        $  4,131,727
     Net realized gain (loss)               289,092             (7,330)            (31,213)            528,829
     Net change in unrealized
        appreciation (depreciation)       3,376,827          1,890,452           3,152,295           2,698,559
  ---------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  7,095,837        $ 4,174,344        $  6,560,641        $  7,359,115
  ---------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  5,097,055        $ 2,754,558        $  5,977,345        $  5,961,143
     Withdrawals                        (14,575,028)        (6,500,149)        (11,932,414)        (15,207,018)
  ---------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $ (9,477,973)       $(3,745,591)       $ (5,955,069)       $ (9,245,875)
  ---------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                            $ (2,382,136)       $   428,753        $    605,572        $ (1,886,760)
  ---------------------------------------------------------------------------------------------------------------

  Net Assets
  ---------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 66,653,384        $42,233,223        $ 63,066,931        $ 81,707,822
  ---------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 64,271,248        $42,661,976        $ 63,672,503        $ 79,821,062
  ---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $ 1,482,541         $  4,340,685        $  3,244,927           $  5,477,870
     Net realized gain (loss)               (162,158)            (392,872)           (249,932)             1,120,727
     Net change in unrealized
        appreciation (depreciation)        1,874,088            4,722,053           3,519,540              3,116,946
  ------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 3,194,471         $  8,669,866        $  6,514,535           $  9,715,543
  ------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 3,177,070         $  7,851,478        $  2,439,532           $  6,182,745
     Withdrawals                          (5,657,619)         (15,400,145)        (10,332,252)           (25,366,864)
  ------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $(2,480,549)        $ (7,548,667)       $ (7,892,720)          $(19,184,119)
  ------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                              $   713,922         $  1,121,199        $ (1,378,185)          $ (9,468,576)
  ------------------------------------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------------------------------------
  At beginning of year                   $28,441,037         $ 81,675,862        $ 58,926,577           $110,493,124
  ------------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                         $29,154,959         $ 82,797,061        $ 57,548,392           $101,024,548
  ------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

  INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  4,511,484          $ 2,022,648             $ 2,448,483         $  6,200,845
     Net realized gain (loss)              (294,985)            (228,422)                221,699           (1,340,966)
     Net change in unrealized
        appreciation (depreciation)       3,277,277            2,245,484               1,811,652            7,495,393
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  7,493,776          $ 4,039,710             $ 4,481,834         $ 12,355,272
  ----------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  6,075,017          $ 6,904,211             $ 5,334,316         $ 11,959,187
     Withdrawals                        (13,330,088)          (6,192,197)             (7,462,352)         (17,987,452)
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM CAPITAL
     TRANSACTIONS                      $ (7,255,071)         $   712,014             $(2,128,036)        $ (6,028,265)
  ----------------------------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS           $    238,705          $ 4,751,724             $ 2,353,798         $  6,327,007
  ----------------------------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 83,712,433          $35,069,729             $45,015,177         $115,776,058
  ----------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 83,951,138          $39,821,453             $47,368,975         $122,103,065
  ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

  INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
  ---------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  3,987,431        $  2,546,615       $  3,613,518        $  4,965,522
     Net realized loss                     (311,316)           (326,943)          (272,205)           (132,753)
     Net change in unrealized
        appreciation (depreciation)        (243,544)            178,231            185,594          (2,302,505)
  ---------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  3,432,571        $  2,397,903       $  3,526,907        $  2,530,264
  ---------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  5,799,382        $  2,877,148       $  8,502,969        $  6,340,470
     Withdrawals                        (24,719,837)        (13,532,599)       (20,183,370)        (24,924,822)
  ---------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $(18,920,455)       $(10,655,451)      $(11,680,401)       $(18,584,352)
  ---------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS           $(15,487,884)       $ (8,257,548)      $ (8,153,494)       $(16,054,088)
  ---------------------------------------------------------------------------------------------------------------

  Net Assets
  ---------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 82,141,268        $ 50,490,771       $ 71,220,425        $ 97,761,910
  ---------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 66,653,384        $ 42,233,223       $ 63,066,931        $ 81,707,822
  ---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $ 1,668,947         $  4,447,250        $  3,535,586           $  6,560,842
     Net realized gain (loss)               (451,080)             146,316             261,360               (199,853)
     Net change in unrealized
        appreciation (depreciation)          287,757           (1,178,574)         (1,256,378)              (224,134)
  ------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 1,505,624         $  3,414,992        $  2,540,568           $  6,136,855
  ------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 3,902,687         $  5,154,845        $  3,114,514           $  4,312,639
     Withdrawals                          (9,634,774)         (22,117,199)        (14,992,792)           (29,286,500)
  ------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $(5,732,087)        $(16,962,354)       $(11,878,278)          $(24,973,861)
  ------------------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS             $(4,226,463)        $(13,547,362)       $ (9,337,710)          $(18,837,006)
  ------------------------------------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------------------------------------
  At beginning of year                   $32,667,500         $ 95,223,224        $ 68,264,287           $129,330,130
  ------------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                         $28,441,037         $ 81,675,862        $ 58,926,577           $110,493,124
  ------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

  INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  4,814,951          $  2,186,922           $  2,565,593         $  6,919,051
     Net realized gain (loss)              (181,612)               (5,053)                 2,939              709,526
     Net change in unrealized
        appreciation (depreciation)        (192,845)             (728,586)               (60,446)          (2,392,505)
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  4,440,494          $  1,453,283           $  2,508,086         $  5,236,072
  ----------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  7,303,142          $  2,453,688           $  3,532,766         $  7,123,663
     Withdrawals                        (22,348,655)          (13,670,265)           (10,433,144)         (34,207,931)
  ----------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $(15,045,513)         $(11,216,577)          $ (6,900,378)        $(27,084,268)
  ----------------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS           $(10,605,019)         $ (9,763,294)          $ (4,392,292)        $(21,848,196)
  ----------------------------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 94,317,452          $ 44,833,023           $ 49,407,469         $137,624,254
  ----------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 83,712,433          $ 35,069,729           $ 45,015,177         $115,776,058
  ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      ALABAMA PORTFOLIO
                                  ---------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------
                                    2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.46%       0.49%       0.46%       0.49%        0.50%
   Expenses after custodian
      fee reduction                  0.44%       0.48%       0.45%       0.47%        0.49%
   Net investment income             5.31%       5.57%       5.18%       5.21%        5.47%
Portfolio Turnover                     14%          8%         23%         23%          23%
-------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $64,271     $66,653     $82,141     $94,777     $102,356
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     ARKANSAS PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.39%       0.46%       0.45%       0.44%       0.49%
   Expenses after custodian
      fee reduction                  0.37%       0.45%       0.43%       0.43%       0.48%
   Net investment income             5.48%       5.65%       5.25%       5.22%       5.40%
Portfolio Turnover                      9%         14%         24%         13%         17%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $42,662     $42,233     $50,491     $56,255     $62,686
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     GEORGIA PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%       0.49%       0.46%       0.48%       0.49%
   Expenses after custodian
      fee reduction                  0.42%       0.47%       0.42%       0.47%       0.47%
   Net investment income             5.47%       5.69%       5.31%       5.29%       5.55%
Portfolio Turnover                      8%         13%         38%         19%         13%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $63,673     $63,067     $71,220     $87,251     $95,162
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      KENTUCKY PORTFOLIO
                                  ----------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
                                    2001        2000        1999        1998         1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.48%       0.52%       0.49%        0.49%        0.51%
   Expenses after custodian
      fee reduction                  0.44%       0.50%       0.47%        0.48%        0.48%
   Net investment income             5.17%       5.75%       5.36%        5.38%        5.56%
Portfolio Turnover                     15%         11%         11%          15%          28%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $79,821     $81,708     $97,762     $112,635     $123,110
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    LOUISIANA PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.43%       0.39%       0.37%       0.39%       0.40%
   Expenses after custodian
      fee reduction                  0.40%       0.35%       0.34%       0.34%       0.38%
   Net investment income             5.28%       5.63%       5.16%       5.25%       5.85%
Portfolio Turnover                     14%         14%         20%         43%         27%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $29,155     $28,441     $32,668     $36,510     $34,432
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MARYLAND PORTFOLIO
                                  ----------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
                                    2001        2000        1999        1998         1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.47%       0.51%       0.49%        0.48%        0.48%
   Expenses after custodian
      fee reduction                  0.42%       0.49%       0.46%        0.44%        0.45%
   Net investment income             5.30%       5.18%       5.05%        5.11%        5.38%
Portfolio Turnover                     18%          9%         31%          30%          30%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $82,797     $81,676     $95,223     $105,152     $107,401
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MISSOURI PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%       0.49%       0.46%       0.47%       0.47%
   Expenses after custodian
      fee reduction                  0.43%       0.48%       0.44%       0.45%       0.46%
   Net investment income             5.65%       5.80%       5.28%       5.31%       5.52%
Portfolio Turnover                      8%          8%         21%         11%          5%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $57,548     $58,927     $68,264     $74,398     $79,882
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    NORTH CAROLINA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.49%        0.52%        0.50%        0.51%        0.52%
   Expenses after custodian
      fee reduction                   0.46%        0.49%        0.49%        0.48%        0.50%
   Net investment income              5.34%        5.66%        5.24%        5.31%        5.53%
Portfolio Turnover                      28%          17%           3%          26%          42%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $101,025     $110,493     $129,330     $152,930     $167,571
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       OREGON PORTFOLIO
                                  ----------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
                                    2001        2000        1999        1998         1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.48%       0.51%       0.48%        0.48%        0.56%
   Expenses after custodian
      fee reduction                  0.47%       0.50%       0.47%        0.48%        0.55%
   Net investment income             5.45%       5.63%       5.27%        5.28%        5.46%
Portfolio Turnover                     13%         25%         35%           9%          22%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $83,951     $83,712     $94,317     $103,755     $113,693
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  SOUTH CAROLINA PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.39%       0.44%       0.43%       0.44%       0.51%
   Expenses after custodian
      fee reduction                  0.34%       0.42%       0.40%       0.43%       0.50%
   Net investment income             5.56%       5.77%       5.33%       5.37%       5.59%
Portfolio Turnover                     21%         12%         26%         21%          8%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $39,821     $35,070     $44,833     $50,117     $53,970
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    TENNESSEE PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.41%       0.44%       0.42%       0.44%       0.43%
   Expenses after custodian
      fee reduction                  0.37%       0.42%       0.41%       0.42%       0.42%
   Net investment income             5.39%       5.61%       5.23%       5.20%       5.48%
Portfolio Turnover                     11%          9%         13%         21%          3%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $47,369     $45,015     $49,407     $53,709     $54,162
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       VIRGINIA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.49%        0.54%        0.50%        0.52%        0.52%
   Expenses after custodian
      fee reduction                   0.47%        0.53%        0.48%        0.50%        0.49%
   Net investment income              5.28%        5.61%        5.26%        5.27%        5.53%
Portfolio Turnover                      39%          23%          17%           8%          25%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $122,103     $115,776     $137,624     $151,257     $161,658
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discounts. The Portfolios will comply with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Effective September 1, 2001, the Portfolios will begin amortizing premiums on fixed-income securities using the interest method of amortization. Prior to September 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolios. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation based on securities held as of August 31, 2001.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2001, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Alabama                                   $210,932            0.33%
    Arkansas                                   103,788            0.25%
    Georgia                                    204,438            0.32%
    Kentucky                                   283,248            0.35%
    Louisiana                                   56,715            0.20%
    Maryland                                   291,983            0.36%
    Missouri                                   180,758            0.31%
    North Carolina                             391,470            0.38%
    Oregon                                     299,759            0.36%
    South Carolina                              83,778            0.23%
    Tennessee                                  120,323            0.26%
    Virginia                                   460,505            0.39%

 *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2001, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2001, were as follows:

    ALABAMA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,602,397
    Sales                                      14,638,070

    ARKANSAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,902,269
    Sales                                       5,512,933

    GEORGIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,056,489
    Sales                                       8,111,117

    KENTUCKY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,690,559
    Sales                                      18,199,710

    LOUISIANA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,938,519
    Sales                                       5,605,323

    MARYLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $14,338,106
    Sales                                      16,976,056

    MISSOURI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,677,941
    Sales                                       9,593,175

    NORTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $28,155,905
    Sales                                      42,699,100
    OREGON PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $10,637,404
    Sales                                      14,066,302

    SOUTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $10,987,699
    Sales                                       7,556,298

    TENNESSEE PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,956,863
    Sales                                       4,981,890

    VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $46,670,539
    Sales                                      46,071,643

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2001, as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 59,167,965
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,226,476
    Gross unrealized depreciation                 (110,572)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,115,904
    ------------------------------------------------------

    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 39,133,060
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,948,268
    Gross unrealized depreciation                 (121,303)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,826,965
    ------------------------------------------------------

    GEORGIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,865,853
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,954,936
    Gross unrealized depreciation               (1,520,032)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,434,904
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 74,244,997
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,238,637
    Gross unrealized depreciation               (2,927,574)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,311,063
    ------------------------------------------------------

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 26,448,730
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,048,993
    Gross unrealized depreciation                  (52,880)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,996,113
    ------------------------------------------------------

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 81,140,912
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,381,724
    Gross unrealized depreciation               (3,448,393)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    933,331
    ------------------------------------------------------

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 52,077,166
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,819,481
    Gross unrealized depreciation                 (308,134)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,511,347
    ------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 91,339,959
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,629,385
    Gross unrealized depreciation                 (378,829)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,250,556
    ------------------------------------------------------

    OREGON PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 77,463,186
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,976,577
    Gross unrealized depreciation                  (45,253)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,931,324
    ------------------------------------------------------

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,375,474
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,656,766
    Gross unrealized depreciation                 (191,549)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,465,217
    ------------------------------------------------------

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 43,301,675
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,297,779
    Gross unrealized depreciation                 (242,696)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,055,083
    ------------------------------------------------------

    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $111,141,500
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,576,389
    Gross unrealized depreciation                 (243,246)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,333,143
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2001, the Maryland Portfolio and Virginia Portfolio had a balance outstanding pursuant to this line of credit of $400,000 and $200,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended August 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at August 31, 2001, is as follows:

 FUTURES CONTRACTS
 -------------------------------------------------------------------------------------------------------
                                                                                         NET UNREALIZED
                         EXPIRATION                                                       APPRECIATION
 PORTFOLIO               DATE            CONTRACTS                         POSITION      (DEPRECIATION)
 -------------------------------------------------------------------------------------------------------
 Alabama                 12/01           27 U.S. Treasury Bond             Short            $   (575)
 -------------------------------------------------------------------------------------------------------
 Georgia                 12/01           22 U.S. Treasury Bond             Short            $ (7,190)
 -------------------------------------------------------------------------------------------------------
 Kentucky                12/01           30 U.S. Treasury Bond             Short            $   (639)
 -------------------------------------------------------------------------------------------------------
 Louisiana               12/01           14 Municipal Bond                 Short            $    354
                         12/01           14 U.S. Treasury Bond             Short              (4,131)
                                                                                            --------
                                                                                            $ (3,777)
 -------------------------------------------------------------------------------------------------------
 Maryland                12/01           30 U.S. Treasury Bond             Short            $   (639)
 -------------------------------------------------------------------------------------------------------
 Missouri                12/01           22 U.S. Treasury Bond             Short            $ (7,190)
 -------------------------------------------------------------------------------------------------------
 North Carolina          12/01           35 Municipal Bond                 Short            $    883
                         12/01           33 U.S. Treasury Bond             Short              (9,737)
                                                                                            --------
                                                                                            $ (8,854)
 -------------------------------------------------------------------------------------------------------
 South Carolina          12/01           12 U.S. Treasury Bond             Short            $   (915)
 -------------------------------------------------------------------------------------------------------
 Tennessee               12/01           16 U.S. Treasury Bond             Short            $ (5,229)
 -------------------------------------------------------------------------------------------------------
 Virginia                12/01           50 Municipal Bond                 Short            $  2,825
                         12/01           59 U.S. Treasury Bond             Short             (17,409)
                                                                                            --------
                                                                                            $(14,584)

   At August 31, 2001, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open futures contracts.

   At August 31, 2001, the North Carolina Portfolio and Virginia Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make semi-annual payments at a fixed rate equal to 4.629% on the notional amount of $2,000,000 and $3,000,000 respectively. In exchange, the Portfolios receive semi-annual floating payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contracts, which terminate November l, 2021, are recorded as a payable for open swap contracts of $18,371 and $27,557, respectively, on August 31, 2001.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio ("the Portfolios") as of August 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2001 and 2000 and supplementary data for each of the years in the five-year period ended August 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2001, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 5, 2001

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2001

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers
Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama, Kentucky, and Maryland
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana, North Carolina,
and Virginia Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager
of Arkansas and Oregon Municipals
Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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